Revenue	12 Months Ended
Feb. 28, 2021
Disclosure of revenue [text block] [Abstract]
REVENUE
20.	REVENUE

A.	Revenue streams

The Group generates revenue by offering a full-stack smart mobility SaaS platform for connected vehicles and other assets.

	2021	2020	2019
	Figures in Rand thousands
Revenue from contracts with customers
Subscription revenue	2,209,017	1,887,717	1,520,540
Hardware sales	45,280	36,852	126,299
Installation revenue	20,511	752	2,578
	2,274,808	1,925,321	1,649,417
Other revenue
Miscellaneous contract fees	15,735	16,572	43,291
Total revenue	2,290,543	1,941,893	1,692,708

B.	Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, major products and service lines and timing of revenue recognition.

	February 2021
	Subscription Revenue	Hardware Sales	Installation Revenue	Miscellaneous Contract Fees	Total
	Figures in Rand thousands
Primary geographical markets
South Africa	1,621,636	34,318	11,405	14,569	1,681,928
Africa-Other	93,752	6,772	5,366	5	105,895
Europe	214,459	3,766	912	729	219,866
Asia-Pacific, Middle East and USA	279,170	424	2,828	432	282,854
	2,209,017	45,280	20,511	15,735	2,290,543
Timing of revenue recognition
Products transferred at a point in time	-	45,280	20,511	15,735	81,526
Services transferred over time	2,209,017	-	-	-	2,209,017
Total revenue	2,209,017	45,280	20,511	15,735	2,290,543

	February 2020
	Subscription Revenue	Hardware Sales	Installation Revenue	Miscellaneous Contract Fees	Total
	Figures in Rand thousands
Primary geographical markets
South Africa	1,383,980	17,429	356	15,700	1,417,465
Africa-Other	106,977	8,343	170	484	115,974
Europe	168,314	4,670	95	187	173,266
Asia-Pacific, Middle East and USA	228,446	6,410	131	201	235,188
	1,887,717	36,852	752	16,572	1,941,893
Timing of revenue recognition
Products transferred at a point in time	–	36,852	752	16,572	54,176
Services transferred over time	1,887,717	–	–	–	1,887,717
Total revenue	1,887,717	36,852	752	16,572	1,941,893

	February 2019
	Subscription Revenue	Hardware Sales	Installation Revenue	Miscellaneous Contract Fees	Total
	Figures in Rand thousands
Primary geographical markets
South Africa	1,116,829	84,351	1,721	42,845	1,245,746
Africa-Other	97,605	17,459	356	217	115,637
Europe	142,204	5,207	107	74	147,592
Asia-Pacific, Middle East and USA	163,902	19,282	394	155	183,733
	1,520,540	126,299	2,578	43,291	1,692,708
Timing of revenue recognition
Products transferred at a point in time	–	126,299	2,578	43,291	172,168
Services transferred over time	1,520,540	–	–	–	1,520,540
Total revenue	1,520,540	126,299	2,578	43,291	1,692,708